Share option plans	6 Months Ended
Jun. 30, 2020
Share option plans
Share option plans

15. Share option plans

During the six months ended June 30, 2020 the Company granted a total of 1,605,000 share options and 8,442,048 Restricted Stock Units (“RSUs”) (six months ended June 30, 2019, the Company granted 4,249,050 share options, and 740,496 RSUs).

The movement in the number of the Company’s share options is set out below:

	Weighted		Weighted
	average		average
	exercise		exercise
	price	2020	price	2019
	£		£
Outstanding at January 1	1.15	14,179,196	1.53	8,752,114
Granted during the period	0.55	1,605,000	0.57	4,249,050
Expired during the period	1.39	(589,129)	2.00	(19,998)
Forfeited during the period	1.04	(1,899,284)	—	—
Outstanding options at June 30	1.08	13,295,783	1.22	12,981,166

The movement in the number of the Company’s RSUs is set out below:

	2020	2019
Outstanding at January 1	1,602,969	862,473
Granted during the period	8,442,048	740,496
Exercised during the period	(1,154,368)	—
Forfeited during the period	(84,889)	—
Outstanding RSUs at June 30	8,805,760	1,602,969

1,069,184 of the RSUs issued related to an element of annual base salary and 7,372,865 related to additional equity grants for Dr. Zaccardelli and Mr. Hahn (see note 16). Using the Black-Scholes valuation model the fair value of each RSUs relating to annual base salary was £0.55 and the fair value of each RSU relating to the additional grants was at £0.43.

The share-based payment expense for the six months ended June 30, 2020, was £2.2 million (six months ended June 30, 2019: £1.3 million).